Vident U.S. Equity Strategy ETFTM
Schedule of Investments
May 31, 2026 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Communication Services - 8.5%
Alphabet, Inc. - Class A	49,904	$ 18,980,487
Cargurus, Inc. (a)	107,076	3,197,289
Fox Corp. - Class A	45,467	2,906,251
Meta Platforms, Inc. - Class A	19,416	12,280,814
Netflix, Inc. (a)	62,188	5,349,412
New York Times Co. - Class A	51,146	3,846,691
Pinterest, Inc. - Class A (a)	87,884	1,762,074
Reddit, Inc. - Class A (a)	27,299	4,804,624
T-Mobile US, Inc.	21,861	4,099,593
Trade Desk, Inc. - Class A (a)	59,741	1,288,016
		58,515,251

Consumer Discretionary - 10.5%
Abercrombie & Fitch Co. - Class A (a)	40,834	3,153,201
Amazon.com, Inc. (a)	59,514	16,106,869
Booking Holdings, Inc.	38,125	6,383,269
Covista, Inc. (a)	31,159	3,670,530
Deckers Outdoor Corp. (a)	25,658	2,921,163
DoorDash, Inc. - Class A (a)	13,981	2,227,034
eBay, Inc.	45,472	4,968,725
Gentex Corp.	130,547	3,154,016
Grand Canyon Education, Inc. (a)	19,787	2,965,082
Home Depot, Inc.	32,284	10,238,548
Royal Caribbean Cruises Ltd.	15,333	4,364,232
TJX Cos., Inc.	49,161	7,607,665
Winmark Corp.	6,906	2,614,404
YETI Holdings, Inc. (a)	32,737	1,570,394
		71,945,132

Consumer Staples - 5.6%
Altria Group, Inc.	89,620	6,235,760
Cal-Maine Foods, Inc.	17,596	1,314,773
Colgate-Palmolive Co.	63,258	5,701,443
Costco Wholesale Corp.	12,433	11,889,927
Monster Beverage Corp. (a)	22,824	2,010,338
Walmart, Inc.	97,927	11,335,050
		38,487,291

Energy - 2.2%
Exxon Mobil Corp.	45,779	6,649,858
Oceaneering International, Inc. (a)	66,316	2,535,261
TechnipFMC PLC	47,441	3,245,913
Tidewater, Inc. (a)	38,860	2,855,821
		15,286,853

Financials - 14.3%
Acadian Asset Management, Inc.	73,105	5,286,223
Berkshire Hathaway, Inc. - Class B (a)	25,101	11,909,922
Cboe Global Markets, Inc.	13,237	4,415,334
Dave, Inc. (a)	4,682	1,322,946
Erie Indemnity Co. - Class A	12,074	2,572,607
Evercore, Inc. - Class A	8,189	2,791,303

Federated Hermes, Inc.	70,014	3,924,985
Jack Henry & Associates, Inc.	19,919	2,715,358
JPMorgan Chase & Co.	15,136	4,530,356
Mastercard, Inc. - Class A	24,925	12,312,451
Moody's Corp.	13,714	6,215,871
Morningstar, Inc.	19,044	3,466,389
MSCI, Inc.	1,345	849,206
Pathward Financial, Inc.	27,698	2,277,884
Piper Sandler Cos.	33,364	2,616,071
Progressive Corp.	23,550	4,483,920
SEI Investments Co.	31,930	2,806,008
Sezzle, Inc. (a)	63,954	7,556,165
Toast, Inc. - Class A (a)	28,211	734,332
Tradeweb Markets, Inc. - Class A	21,196	2,124,899
Visa, Inc. - Class A	40,406	13,186,902
		98,099,132

Health Care - 9.4%
AbbVie, Inc.	67,918	14,787,107
Boston Scientific Corp. (a)	27,335	1,320,554
Bristol-Myers Squibb Co.	100,749	5,760,828
Eli Lilly & Co.	14,888	16,451,240
Exelixis, Inc. (a)	85,930	4,337,746
Gilead Sciences, Inc.	42,036	5,650,899
IDEXX Laboratories, Inc. (a)	5,980	3,369,909
Johnson & Johnson	50,400	11,356,632
Medpace Holdings, Inc. (a)	2,442	1,091,843
United Therapeutics Corp. (a)	1,314	731,662
		64,858,420

Industrials - 9.8%
A O Smith Corp.	33,240	1,885,373
Armstrong World Industries, Inc.	19,143	3,022,680
Blue Bird Corp. (a)	53,807	3,646,500
Cintas Corp.	24,441	4,185,766
EMCOR Group, Inc.	3,846	3,179,950
Enerpac Tool Group Corp.	39,772	1,331,964
Fastenal Co.	68,282	3,018,064
Federal Signal Corp.	26,315	2,807,811
Howmet Aerospace, Inc.	29,822	7,701,532
IES Holdings, Inc. (a)	6,500	4,409,275
Illinois Tool Works, Inc.	21,070	5,210,190
Nextpower, Inc. - Class A (a)	27,736	4,337,910
Parker-Hannifin Corp.	4,743	4,006,080
Powell Industries, Inc.	13,650	3,882,333
Uber Technologies, Inc. (a)	67,988	4,786,355
Vertiv Holdings Co. - Class A	14,258	4,501,393
Vicor Corp. (a)	17,417	5,831,908
		67,745,084

Information Technology - 34.8% (b)
Adobe, Inc. (a)	24,321	6,304,246
Advanced Micro Devices, Inc. (a)	11,206	5,783,417
Appfolio, Inc. - Class A (a)	8,959	1,443,922
Apple, Inc.	45,605	14,231,496
AppLovin Corp. - Class A (a)	9,156	5,613,452
Broadcom, Inc.	47,653	21,289,931
Cirrus Logic, Inc. (a)	21,386	3,634,551
Clear Secure, Inc. - Class A	115,890	6,426,100

F5, Inc. (a)	11,408		4,374,398
Fair Isaac Corp. (a)	2,529		3,162,742
Fortinet, Inc. (a)	41,248		5,690,987
HubSpot, Inc. (a)	13,323		2,939,453
InterDigital, Inc.	9,194		2,317,715
Intuit, Inc.	21,626		7,169,668
KLA Corp.	2,397		4,606,339
Lam Research Corp.	31,762		10,106,033
LiveRamp Holdings, Inc. (a)	57,649		2,165,296
Manhattan Associates, Inc. (a)	11,170		1,676,058
Micron Technology, Inc.	18,563		18,024,673
Microsoft Corp.	31,908		14,366,258
Napco Security Technologies, Inc.	48,971		1,837,882
NVIDIA Corp.	80,457		16,987,691
Oracle Corp.	84,944		19,178,656
Palantir Technologies, Inc. - Class A (a)	27,963		4,377,328
Pegasystems, Inc.	77,097		2,754,676
PTC, Inc. (a)	20,261		2,810,809
Qualys, Inc. (a)	17,156		1,874,979
Rambus, Inc. (a)	15,113		2,198,337
Salesforce, Inc.	33,471		6,396,308
Samsara, Inc. - Class A (a)	57,160		2,000,028
Seagate Technology Holdings PLC	19,637		17,276,633
Ubiquiti, Inc.	1,974		1,152,540
UiPath, Inc. - Class A (a)	384,787		4,509,704
Western Digital Corp.	28,727		15,260,070
			239,942,376

Materials - 2.6%
Newmont Corp.	62,516		6,864,882
Sherwin-Williams Co.	17,017		5,170,445
Southern Copper Corp.	23,319		4,460,902
United States Lime & Minerals, Inc.	11,131		1,268,823
			17,765,052

Real Estate - 1.0%
American Tower Corp.	3,264		610,237
Jones Lang LaSalle, Inc. (a)	9,996		2,821,971
St Joe Co.	40,095		2,551,245
Zillow Group, Inc. - Class C (a)	34,064		1,192,240
			7,175,693

Utilities - 1.1%
Constellation Energy Corp.	24,157		6,951,177
Vistra Corp.	3,616		579,391
			7,530,568
TOTAL COMMON STOCKS (Cost $561,478,544)			687,350,852

TOTAL INVESTMENTS - 99.8% (Cost $561,478,544)			687,350,852
Other Assets in Excess of Liabilities - 0.2%		0.00176	1,214,800
TOTAL NET ASSETS - 100.0%			$ 688,565,652

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

Summary of Fair Value Disclosure as of May 31, 2026 (Unaudited)

Vident U.S. Equity Strategy ETFTM has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 687,350,852	$ –	$ –	$ 687,350,852
Total Investments	$ 687,350,852	$ –	$ –	$ 687,350,852

Refer to the Schedule of Investments for further disaggregation of investment categories.